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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ] Amendment Number :
                                               --------

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
Address:   260 Preston Commons West
           8117 Preston Road
           Dallas, Texas 75225

Form 13F File Number: 28- 10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Managing Director
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                Dallas, TX                August 14, 2007
------------------------------------   -----------------------   ---------------
(Signature)                                 (City, State)             (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        20

Form 13F Information Table Value Total:   856,702
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                           FORM 13F INFORMATION TABLE

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COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                  VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP     [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
ABB Ltd.                      SPONSORED ADR 000375-2-04      58077 2,569,774 SH  N/A  SOLE              0    0 2,569,774    0
ANADARKO PETROLEUM CORP       COM           032511-10-7      11929   229,450 SH  N/A  SOLE              0    0   229,450    0
DENBURY RESOURCES INC NEW     COM NEW       247916-20-8      60454 1,612,095 SH  N/A  SOLE              0    0 1,612,095    0
DRESSER RAND GROUP INC        COM           261608-10-3      45254 1,145,679 SH  N/A  SOLE              0    0 1,145,679    0
FLUOR CORP NEW                COM           343412-10-2      28869   259,217 SH  N/A  SOLE              0    0   259,217    0
GLOBALSANTAFE CORP            SHS           G3930E-10-1      48850   676,119 SH  N/A  SOLE              0    0   676,119    0
GREENBRIER COMPANIES  INC     COM           393657-10-1      16634   550,442 SH  N/A  SOLE              0    0   550,442    0
INTEROIL CORP                 COM           460951-10-6       7317   386,299 SH  N/A  SOLE              0    0   386,299    0
JACOBS ENGR GROUP INC         COM           469814-10-7      49554   861,663 SH  N/A  SOLE              0    0   861,663    0
KBR INC                       COM           48242W-10-6       8668   330,447 SH  N/A  SOLE              0    0   330,447    0
OCCIDENTAL PETROLEUM CORP     COM           674599-10-5      55728   962,817 SH  N/A  SOLE              0    0   962,817    0
SCHLUMBERGER                  COM           806857-10-8      65244   768,115 SH  N/A  SOLE              0    0   768,115    0
SHAW GROUP INC                COM           820280-10-5      37078   800,989 SH  N/A  SOLE              0    0   800,989    0
SUNCOR ENERGY INC             COM           867229-10-6     159045 1,768,739 SH  N/A  SOLE              0    0 1,768,739    0
TALISMAN ENERGY INC           COM           87425E-10-3      36813 1,904,459 SH  N/A  SOLE              0    0 1,904,459    0
TESORO CORP                   COM           881609-10-1      13875   242,781 SH  N/A  SOLE              0    0   242,781    0
TITANIUM METALS CORP          COM NEW       888339-20-7      17826   558,811 SH  N/A  SOLE              0    0   558,811    0
TRANSOCEAN INC.               ORD           G90078-10-9      94497   891,645 SH  N/A  SOLE              0    0   891,645    0
VALERO ENERGY CORP NEW        COM           91913Y-10-0      30722   415,954 SH  N/A  SOLE              0    0   415,954    0
WEATHERFORD INTERNATIONAL LT  COM           G95089-10-1     10,268   185,886 SH  N/A  SOLE              0    0   185,886    0
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